STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 8.3%
Ford Credit Auto Lease Trust, Series 2021-B, Class A4, 0.40%,
12/15/2024 350,000 339,491
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 293,534
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%,
8/15/2025
(a)
300,000 294,889
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%,
11/18/2025 350,000 337,070
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 337,140
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%,
7/15/2026
(a)
300,000 296,291
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
265,560 259,488
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 300,000 294,438
Total Asset-Backed Securities (cost $2,547,395) 2,452,341
Commercial Paper – 32.4%
Australia & New Zealand Banking Group Ltd., 5.14%, 8/28/2023
(a)(b)
550,000 538,024
Banco Santander SA, 5.00%, 5/02/2023
(a)(b)
350,000 348,483
Bedford Row Funding Corp., 5.12% (1 Month SOFR + 0.30%),
7/27/2023
(a)(c)
300,000 300,003
Collateralized Commercial Paper V Co., LLC, 5.07% (1 Month SOFR +
0.25%), 8/10/2023
(a)(c)
300,000 299,977
CRC Funding, LLC, 5.07%, 6/08/2023
(a)(b)
600,000 594,127
DNB Bank ASA, 3.66%, 5/15/2023
(a)(b)
600,000 596,418
Federation Caisses Desjardins, 5.00%, 8/14/2023
(a)(b)
575,000 563,972
ING Funding, LLC, 4.92%, 9/01/2023
(a)(b)
750,000 733,596
Manhattan Asset Funding Co., LLC, 5.10%, 6/13/2023
(a)(b)
250,000 247,381
Mizuho Bank Ltd., 4.90%, 7/25/2023
(a)(b)
850,000 835,966
Natixis NY Branch, 5.37%, 9/05/2023
(a)(b)
750,000 733,009
Skandinav Enskilda Bank, 5.58% (1 Month SOFR + 0.75%),
8/02/2023
(a)(c)
850,000 851,253
Starbird Funding Corp., 5.04% (1 Month SOFR + 0.22%),
12/08/2023
(a)(c)
900,000 897,911
Svenska Handelsbanken AB, 5.39% (1 Month SOFR + 0.56%),
6/23/2023
(a)(c)
600,000 600,548
Thunder Bay Funding, LLC, 4.96% (1 Month SOFR + 0.13%),
7/07/2023
(a)(c)
300,000 299,925
Toronto-Dominion Bank (The), 4.49%, 4/10/2023
(a)(b)
600,000 599,198
Westpac Banking Corp., 4.37%, 4/11/2023
(a)(b)
500,000 499,266
Total Commercial Paper (cost $9,541,549) 9,539,057
Corporate Bonds – 58.7%
Auto Manufacturers – 4.0%
American Honda Finance Corp., 2.90%, 2/16/2024
(d)
300,000 293,725
BMW US Capital LLC, 5.12% (3 Month SOFRIX + 0.38%),
8/12/2024
(a)(c)
300,000 297,633

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 58.7% (continued)
Auto Manufacturers – 4.0% (continued)
PACCAR Financial Corp., 3.55%, 8/11/2025 300,000 293,276
Toyota Motor Credit Corp., 4.90% (3 Month SOFR + 0.32%),
1/13/2025
(c)
300,000 296,617
1,181,251
Banks – 35.5%
ANZ New Zealand Int'l Ltd., 5.37% (3 Month SOFR + 0.60%),
2/18/2025
(a)(c)(d)
300,000 297,163
ASB Bank Ltd., 3.13%, 5/23/2024
(a)(d)
350,000 340,658
Banco Santander SA, 6.01% (3 Month SOFR + 1.24%), 5/24/2024
(c)
350,000 349,167
Bank of America Corp., 5.27% (3 Month BSBY + 0.43%), 5/28/2024
(c)
300,000 298,728
Bank of Montreal
5.19% (3 Month SOFRIX + 0.35%), 12/08/2023
(c)
350,000 348,554
5.89% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 349,245
Bank of Nova Scotia (The), 5.01% (3 Month SOFR + 0.46%),
1/10/2025
(c)
300,000 295,855
Canadian Imperial Bank of Commerce
5.25% (3 Month SOFRIX + 0.40%), 12/14/2023
(c)
300,000 299,211
3.95%, 8/04/2025 275,000 267,416
Citigroup, Inc., 5.35% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 296,186
Commonwealth Bank of Australia, 5.60% (3 Month SOFR + 0.75%),
3/13/2026
(a)(c)
350,000 347,815
Credit Agricole SA, 3.75%, 4/24/2023
(a)
300,000 299,645
Goldman Sachs Group, Inc. (The), 5.34% (3 Month SOFR + 0.70%),
1/24/2025
(c)
200,000 197,847
HSBC Holdings PLC, 5.35% (3 Month SOFR + 0.58%), 11/22/2024
(c)
350,000 342,370
JPMorgan Chase & Co., 5.98% (3 Month SOFR + 1.32%), 4/26/2026
(c)
300,000 299,008
Keybank NA/Cleveland Oh, 4.70%, 1/26/2026 300,000 288,214
Manufacturers & Traders Trust Co., 4.65%, 1/27/2026 300,000 282,759
Mitsubishi UFJ Financial Group, Inc., 6.22% (3 Month SOFR + 1.39%),
9/12/2025
(c)
350,000 350,014
Morgan Stanley, 5.29% (3 Month SOFR + 0.63%), 1/24/2025
(c)
300,000 295,792
National Australia Bank Ltd., 4.95% (3 Month SOFR + 0.38%),
1/12/2025
(a)(c)
300,000 297,787
National Bank of Canada, 5.25%, 1/17/2025 300,000 299,696
Natwest Markets PLC, 5.27% (3 Month SOFR + 0.53%), 8/12/2024
(a)
(c)
350,000 344,766
Nordea Bank Abp, 0.63%, 5/24/2024
(a)
300,000 285,043
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/2024 300,000 294,479
Royal Bank of Canada, Series G, 5.07% (3 Month SOFRIX + 0.44%),
1/21/2025
(c)
300,000 295,870
Standard Chartered PLC, 6.64% (3 Month SOFR + 1.74%),
3/30/2026
(a)(c)
350,000 351,034
State Street Corp., 3.55%, 8/18/2025 98,000 94,539
Sumitomo Mitsui Financial Group, Inc., 0.51%, 1/12/2024 300,000 288,627
Sumitomo Mitsui Trust Bank Ltd., 5.29% (3 Month SOFR + 0.44%),
9/16/2024
(a)(c)
300,000 297,815

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 58.7% (continued)
Banks – 35.5% (continued)
Svenska Handelsbanken AB, 3.90%, 11/20/2023 300,000 296,143
Toronto-Dominion Bank (The), 5.19% (3 Month SOFR + 0.35%),
9/10/2024
(c)
300,000 297,569
Truist Bank, 3.20%, 4/01/2024 300,000 292,773
UBS AG, 0.45%, 2/09/2024
(a)
300,000 286,014
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 289,126
Westpac Banking Corp., 5.07% (3 Month SOFR + 0.30%),
11/18/2024
(c)
300,000 296,495
10,453,423
Beverages – 1.9%
Diageo Capital PLC, 3.50%, 9/18/2023 250,000 247,906
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 293,042
540,948
Computers – 1.0%
International Business Machines Corp., 4.00%, 7/27/2025 300,000 296,752
296,752
Diversified Financial Services – 3.0%
American Express Co.
3.40%, 2/22/2024
(d)
300,000 295,382
5.56% (3 Month SOFR + 0.76%), 2/13/2026
(c)(d)
250,000 248,129
Charles Schwab Corp. (The), 5.37% (3 Month SOFRIX + 0.50%),
3/18/2024
(c)
350,000 345,562
889,073
Food – 1.0%
Mondelez International, Inc., 2.13%, 3/17/2024 300,000 291,663
291,663
Insurance – 0.9%
Prudential Financial, Inc., 1.50%, 3/10/2026 300,000 273,858
273,858
Machinery-Construction & Mining – 1.0%
Caterpillar Financial Services Corp., 4.72% (3 Month SOFR + 0.17%),
1/10/2024
(c)
300,000 298,268
298,268
Machinery-Diversified – 2.0%
John Deere Capital Corp.
0.45%, 1/17/2024 300,000 290,084
4.80%, 1/09/2026 300,000 304,742
594,826
Oil & Gas – 1.0%
BP Capital Markets America, Inc., 3.41%, 2/11/2026 300,000 292,509
292,509
Pharmaceuticals – 2.0%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 286,676

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 58.7% (continued)
Pharmaceuticals – 2.0% (continued)
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 294,094
580,770
Retail – 1.0%
Walmart, Inc., 3.90%, 9/09/2025 300,000 299,260
299,260
Semiconductors – 1.0%
Intel Corp., 3.70%, 7/29/2025 300,000 295,871
295,871
Software – 1.0%
Salesforce, Inc., 0.63%, 7/15/2024 300,000 285,031
285,031
Telecommunications – 2.4%
AT&T, Inc., 5.53% (3 Month SOFRIX + 0.64%), 3/25/2024
(c)(d)
350,000 349,657
Verizon Communications, Inc., 5.38% (3 Month SOFRIX + 0.50%),
3/22/2024
(c)
350,000 349,402
699,059
Total Corporate Bonds (cost $17,764,584) 17,272,562
Shares
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.78%
(d)(e)
(cost $64,333) 64,333 64,333
Total Investments (cost $29,917,861) 99.6% 29,328,293
Cash and Receivables (Net) 0.4% 106,905
Net Assets 100.0% 29,435,198
BSBY—Bloomberg Short-Term Bank Yield Index
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $14,172,238 or 48.15% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of March 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Ultra Short Income ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of March 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At March 31, 2023, accumulated net unrealized depreciation on investments was
$589,568, consisting of gross appreciation of $8,573 and gross depreciation of
$598,141.
At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,452,341 — 2,452,341
Commercial Paper — 9,539,057 — 9,539,057
Corporate Bonds — 17,272,562 — 17,272,562
Investment Companies 64,333 — — 64,333
†
See Statement of Investments for additional detailed categorizations, if any.